Business activity, current context and acquisition of Subsidiaries - Summary of net cash flow incurred in acquisition (Detail) - Izipay [Member]	Apr. 30, 2022 USD ($)	Apr. 30, 2022 PEN (S/)	Mar. 31, 2022 PEN (S/)
Disclosure of detailed information about business combination [line items]
Total price paid	$ 83,775,000	S/ 312,647,000	S/ 312,647,000
Cash of acquired companies			(119,432,000)
Consideration transferred, acquisition-date fair value			S/ 193,215,000